Basis of Preparation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2023
Basis of Preparation of the Consolidated Financial Statements [Abstract]
Schedule of Adjustment to Carrying Amounts of Assets and Liabilities	Information about assumptions made by the Group with respect to the future and other reasons for uncertainty with respect to estimates that have a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities in the next financial year are included in the following notes:
Estimate	Principal assumptions	Possible effects	Reference

Assessment of probability of contingent liabilities	Whether it is more likely than not that an outflow of economic resources will be required in respect of legal claims pending against the Company and its investees	Reversal or creation of a provision for a claim	For information on the Company’s exposure to claims see Note 13B regarding contingent liabilities

Recoverability of intangible assets	The discounted cash flows method includes assumptions such as future expenses, future revenues, success rates (in respect of transition between phases of the R&D of the clinical trials until reaching regulatory approval and marketing) and discount rate.	Impairment of the in-process research and development in profit or loss	See Note 5 regarding Intangible assets

Schedule of Data on Exchange Rates	Data on exchange rates are as follows:
Representative
exchange rate of USD
(NIS/USD 1)
Date of consolidated financial statements:
December 31, 2023	3.627
December 31, 2022	3.519
December 31, 2021	3.110
%
Changes in exchange rates for the year ended:
December 31, 2023	3
December 31, 2022	13
December 31, 2021	(3)